Expense Example {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-13 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2020 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example:
1 year	$ 702
3 years	969
5 years	1,257
10 years	2,074
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example:
1 year	508
3 years	840
5 years	1,195
10 years	2,194
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example:
1 year	316
3 years	667
5 years	1,144
10 years	2,462
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096